UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                     FORM N-CSR

               CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                INVESTMENT COMPANIES

Investment Company Act file number  811-8411
                                   -------------------------------------------

                            The James Advantage Funds
--------------------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)

                  1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
           (Address of principal executive offices)        (Zip code)

                 Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (937) 426-7640
                                                     -------------------------

Date of fiscal year end:      6/30
                        ------------------

Date of reporting period:     6/30/04
                         -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================

                                     [LOGO]
                                      JAMES
                                    ADVANTAGE
                                      FUNDS

                   Advised by James Investment Research, Inc.

                               www.jamesfunds.com

                                        o

                                  June 30, 2004
                                  Annual Report

                                        o

                             THE GOLDEN RAINBOW FUND

                            THE JAMES SMALL CAP FUND

                         THE JAMES MARKET NEUTRAL FUND

                         THE JAMES LARGE CAP PLUS FUND

================================================================================

LETTER TO SHAREHOLDERS OF THE JAMES ADVANTAGE FUNDS
================================================================================

The economy has turned up dramatically in the last year. The employment picture has rapidly improved, and consumers have continued on their path of spending. The third quarter of 2003 saw the strongest economic growth in 20 years. Our focus on research and taking a conservative approach continued to show its value and we are pleased to present this year's Annual Report.

THE MARKET OVER THE PAST YEAR

The market anticipated the rebound in the economy and as a result, stocks have done exceptionally well over the last 12 months. It was certainly nice to see the markets cooperate after so much difficulty in 2000, 2001 and 2002. The 12 month period ended June 30, 2004 saw the S&P 500 index gain 19.11 percent, while the Russell 2000 index surged 33.36 percent. Growth stocks edged out value stocks during this 12 month period, while technology, telecommunication, oil and electronics companies led the pace. Bonds lost ground with the Lehman Intermediate Government/Credit Bond Index dropping 0.07 percent.

INVESTMENT GOALS AND OBJECTIVES

The objectives and philosophy of James Investment Research, Inc. were the correct prescription during this period of investor enthusiasm. Value investing has again proven itself.

We work to outperform the Funds' benchmark indices (see pages three and four). The objectives of each Fund are stated more fully in the Prospectus, which provides investors with information on risk level and performance of each Fund. The research team and portfolio managers of James Investment Research, Inc. take a personal interest in the Funds' performance, and we believe this has attributed to success during these volatile times.

INVESTMENT PHILOSOPHY

James Investment Research, Inc. is proud of its long tradition of original research. Quantitative in nature and rooted in fundamental analysis, this research decried phenomenally high stock valuations of 1999. The faithful belief in value investing has reaped its rewards in the years that followed.

We believe that the coming years will continue to reward value investing, and are confident that our research will continue to show the way to superior returns. There are many strong companies with growing earnings, even in these uncertain times. These hidden gems are waiting to be discovered by those with the ability and resolve to find them.

FUND PERFORMANCE

THE GOLDEN RAINBOW FUND continued on a positive path in the last year. The Fund returned 13.32 percent over the 12 months ended June 30, 2004. The benchmark S&P 500 rose 19.11 percent, and a blend of the S&P 500, Russell 2000 and Lehman Brothers Intermediate Government/ Credit Bond Index, which more closely approximates the Fund's investments, returned 12.56 percent.

Strong results from the Fund's positions in value stocks more than offset weakness in the bond markets. Our emphasis on smaller and value oriented securities was a real boon to the portfolio in the last year.

THE JAMES SMALL CAP FUND once again turned in exceptional performance for the fiscal year ended June 30, 2004, returning 39.47 percent over this 12 month period. The Fund's benchmark, the Russell 2000, rose 33.36 percent in the same period. Because of its excellent performance during this time frame, the Fund had been written up in some nationally recognized publications. Our proprietary evaluation methodology once again proved its worth in a time when common sense investing is gaining credence. Firms that are not selling at outrageous multiples and still have good earnings continue to find investors' dollars and are featured in your Fund.

THE JAMES MARKET NEUTRAL FUND rose 10.53 percent over the 12 months ended June 30, 2004. The Fund's benchmark, the 90 Day Treasury Bill Index, returned 0.98 percent over this period. The strong rally in stocks benefited the long positions in the portfolio, and while the short positions were hurt by the rally, they obviously did not impact the portfolio as much as the success in the long positions.

The volatility in the market in the last 12 months provided great opportunities for both longs and shorts and this, we think, is a beneficial environment for a market neutral approach.

THE JAMES LARGE CAP PLUS FUND gained 19.38 percent during the 12 month period ended June 30, 2004. It edged out its benchmark, the S&P 500, which rose 19.11 percent. While large cap technology and telecommunication stocks led the way, we still found that our common sense approach to investing did well in this time period. We continue to follow the investment objectives of the Fund and are looking for securities that meet our criteria of solid earnings, reasonable prices and good relative strength.

EXPECTATIONS FOR THE FUTURE

The Fed has started to raise rates, creating concern among many that the economic advance will come to a standstill. We believe the economy is currently running in good order with consumer confidence rising, and the job situation improving. In addition, earnings appear on track to make healthy gains. Stocks typically do well in the latter part of an election year, and this market has followed form pretty closely with the election cycle.

On the other hand, we do have some concerns about the next year, since it is the year following the election and typically both the economy and the stock markets cool during that period of time. The situation is often exacerbated by the Fed continuing to raise rates, which would be an additional concern for 2005. Fortunately, value stocks have historically led the market post-election years.

The situation in the bond market is starting to look a little more favorable. Rates rose rapidly in anticipation of the Fed's hike, but we see greater stability in bond yields as we go forward. We don't see inflation getting out of hand, and what cooling there may be in the economy, would definitely be a boon to bond holders.

We are certainly thankful for your support through the years and we think our experience over the last 32 years is a valuable component to our success in managing assets. We believe our experience and methodology are helpful in weathering market difficulties.

We are proud of the recent success in the Funds and remain optimistic about their prospects.

/s/ Barry R. James

Barry R. James, CFA, CIC
President

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOLDEN RAINBOW
       FUND, STANDARD & POOR'S 500 INDEX AND A BLENDED 25/25/50 INDEX(A)

-------------------------------------------------
             THE GOLDEN RAINBOW FUND
          AVERAGE ANNUAL TOTAL RETURNS

    1 YEAR          5 YEARS      10 YEARS
    13.32%            6.00%        8.76%
-------------------------------------------------

[The following table was depicted as a line chart in the printed material.]

                          The Golden      Standard & Poor's        Blended
                         Rainbow Fund         500 Index        25/25/50 Index(A)
                         ------------     -----------------    -----------------
     06/30/94                10,000           10,000                10,000
     09/30/94                10,167           10,488                10,336
     12/31/94                10,172           10,486                10,282
     03/31/95                10,872           11,507                10,877
     06/30/95                11,654           12,606                11,663
     09/30/95                12,029           13,608                12,280
     12/31/95                12,480           14,427                12,747
     03/31/96                12,451           15,201                13,028
     06/30/96                12,558           15,883                13,378
     09/30/96                12,733           16,374                13,612
     12/31/96                13,564           17,739                14,240
     03/31/97                13,652           18,215                14,143
     06/30/97                14,637           21,395                15,543
     09/30/97                15,474           22,997                16,622
     12/31/97                15,301           23,658                16,780
     03/31/98                16,023           26,958                17,917
     06/30/98                16,023           27,848                18,029
     09/30/98                15,769           25,078                17,077
     12/31/98                17,258           30,419                18,707
     03/31/99                16,991           31,935                18,669
     06/30/99                17,300           34,185                19,687
     09/30/99                17,241           32,051                19,159
     12/31/99                17,848           36,820                20,759
     03/31/00                18,108           37,664                21,402
     06/30/00                18,162           36,663                21,238
     09/30/00                18,712           36,308                21,551
     12/31/00                18,665           33,467                21,156
     03/31/01                18,282           29,498                20,544
     06/30/01                18,586           31,225                21,648
     09/30/01                18,478           26,641                20,226
     12/31/01                19,142           29,488                21,841
     03/31/02                19,565           29,569                22,049
     06/30/02                19,582           25,607                21,243
     09/30/02                18,676           21,182                19,670
     12/31/02                18,989           22,969                20,554
     03/31/03                18,594           22,246                20,316
     06/30/03                20,433           25,670                22,564
     09/30/03                21,140           26,350                23,223
     12/31/03                22,449           29,559                24,780
     03/31/04                23,190           30,059                25,580
     06/30/04                23,155           30,576                25,397

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(A) THE BLENDED INDEX IS COMPRISED OF A 25% WEIGHTING IN THE STANDARD & POOR'S 500 INDEX, A 25% WEIGHTING IN THE RUSSELL 2000 INDEX AND A 50% WEIGHTING IN THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX.


     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE JAMES
                     SMALL CAP FUND AND RUSSELL 2000 INDEX

-------------------------------------------------
             THE JAMES SMALL CAP FUND
           AVERAGE ANNUAL TOTAL RETURNS

 1 YEAR          5 YEARS        SINCE INCEPTION(A)
 39.47%           9.78%              11.77%
-------------------------------------------------

[The following table was depicted as a line chart in the printed material.]

                        The James Small Cap Fund      Russell 2000 Index
                        -------------------------     ------------------
        10/05/98                   10,000                   10,000
        10/31/98                   11,060                   10,814
        11/30/98                   11,080                   11,381
        12/31/98                   11,314                   12,085
        01/31/99                   11,144                   12,246
        02/28/99                   10,114                   11,254
        03/31/99                   10,114                   11,430
        04/30/99                   11,114                   12,454
        05/31/99                   11,364                   12,636
        06/30/99                   11,874                   13,207
        09/30/99                    9,884                   12,372
        12/31/99                   10,134                   14,654
        03/31/00                    9,824                   15,691
        06/30/00                   10,614                   15,098
        09/30/00                   10,514                   15,266
        12/31/00                   10,644                   14,211
        03/31/01                   10,064                   13,286
        06/30/01                   11,034                   15,184
        09/30/01                    9,723                   12,027
        12/31/01                   11,217                   14,564
        03/31/02                   12,298                   15,144
        06/30/02                   12,097                   13,879
        09/30/02                   10,716                   10,909
        12/31/02                   10,948                   11,581
        03/31/03                   10,859                   11,061
        06/30/03                   13,574                   13,652
        09/30/03                   14,302                   14,891
        12/31/03                   16,822                   17,053
        03/31/04                   18,750                   18,121
        06/30/04                   18,932                   18,206

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(A)   FUND INCEPTION WAS OCTOBER 2, 1998.

The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE JAMES MARKET NEUTRAL FUND AND 90-DAY U.S. TREASURY BILL INDEX

-------------------------------------------------
           THE JAMES MARKET NEUTRAL FUND
           AVERAGE ANNUAL TOTAL RETURNS

  1 YEAR           5 YEARS      SINCE INCEPTION(A)
  10.53%            4.55%             2.89%
-------------------------------------------------

[The following table was depicted as a line chart in the printed material.]

                   The James Market Neutral Fund    90-Day Treasury Bill Index
                   -----------------------------    --------------------------
        10/05/98               10,000                        10,000
        10/31/98                9,880                        10,027
        11/30/98               10,170                        10,061
        12/31/98               10,195                        10,100
        01/31/99                9,994                        10,136
        02/28/99                9,853                        10,165
        03/31/99                9,803                        10,207
        04/30/99                9,551                        10,244
        05/31/99                9,441                        10,284
        06/30/99                9,426                        10,327
        09/30/99                9,279                        10,458
        12/31/99                9,090                        10,588
        03/31/00                9,685                        10,736
        06/30/00               10,087                        10,898
        09/30/00               10,710                        11,062
        12/31/00               10,574                        11,242
        03/31/01               10,595                        11,412
        06/30/01               10,769                        11,540
        09/30/01               10,764                        11,665
        12/31/01               10,749                        11,739
        03/31/02               11,155                        11,789
        06/30/02               11,529                        11,843
        09/30/02               11,849                        11,897
        12/31/02               10,920                        11,948
        03/31/03               11,220                        11,984
        06/30/03               10,653                        12,024
        09/30/03               11,006                        12,054
        12/31/03               11,273                        12,085
        03/31/04               11,786                        12,114
        06/30/04               11,775                        12,142

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(A)   FUND INCEPTION WAS OCTOBER 2, 1998.


          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE JAMES LARGE CAP PLUS FUND AND STANDARD & POOR'S 500 INDEX

-------------------------------------------------
          THE JAMES LARGE CAP PLUS FUND
          AVERAGE ANNUAL TOTAL RETURNS

       1 YEAR            SINCE INCEPTION(A)
       19.38%                   (6.17)%
-------------------------------------------------

[The following table was depicted as a line chart in the printed material.]

                   The James Large Cap Plus Fund     Standard & Poor's 500 Index
                   -----------------------------     ---------------------------
        11/01/99              10,000                          10,000
        11/30/99              10,800                          10,270
        12/31/99              12,260                          10,875
        01/31/00              10,970                          10,329
        02/29/00              13,850                          10,134
        03/31/00              14,550                          11,125
        04/30/00              13,750                          10,790
        05/31/00              12,300                          10,569
        06/30/00              13,650                          10,830
        09/30/00              13,040                          10,725
        12/31/00               9,210                           9,886
        03/31/01               7,720                           8,713
        06/30/01               7,650                           9,223
        09/30/01               6,290                           7,869
        12/31/01               6,965                           8,710
        03/31/02               6,930                           8,734
        06/30/02               6,633                           7,564
        09/30/02               5,585                           6,257
        12/31/02               5,582                           6,785
        03/31/03               5,559                           6,571
        06/30/03               6,226                           7,583
        09/30/03               6,272                           7,783
        12/31/03               7,070                           8,731
        03/31/04               7,292                           8,879
        06/30/04               7,433                           9,032

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(A)   FUND INCEPTION WAS NOVEMBER 1, 1999.

The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004
================================================================================

                                                         THE GOLDEN            THE JAMES          THE JAMES         THE JAMES LARGE
                                                           RAINBOW             SMALL CAP        MARKET NEUTRAL         CAP PLUS
                                                             FUND                FUND               FUND                 FUND
===================================================================================================================================
ASSETS
Investment securities:
  At amortized cost .............................        $ 67,132,070         $  8,781,753        $  8,027,965         $  5,993,678
                                                         ============         ============        ============         ============
  At value ......................................        $ 83,446,956         $ 13,138,064        $ 11,323,949         $  7,259,768
Segregated cash with brokers ....................                  --                   --           8,245,116                   --
Dividends and interest receivable ...............             604,558                6,868               5,826                4,923
Receivable for capital shares sold ..............               1,000               57,969                  --                   12
Other assets ....................................               4,799                   --                  --                   --
                                                         ------------         ------------        ------------         ------------
      TOTAL ASSETS ..............................          84,057,313           13,202,901          19,574,891            7,264,703
                                                         ------------         ------------        ------------         ------------

LIABILITIES
Payable for securities sold short (proceeds
  $7,085,802)                                                      --                   --           7,024,297                   --
Payable for dividends on securities sold short ..                  --                   --               1,797                   --
Payable for capital shares redeemed .............              60,452                5,000               5,000                9,110
Accrued expenses:
  Management fees ...............................              50,080               12,263              15,725                6,825
  12b-1 distribution and service fees ...........               4,219                   --                  --                   --
  Trustees' fees ................................               1,704                   --                  --                   --
  Other .........................................              48,003                   --                  --                   --
                                                         ------------         ------------        ------------         ------------
       TOTAL LIABILITIES ........................             164,458               17,263           7,046,819               15,935
                                                         ------------         ------------        ------------         ------------

NET ASSETS ......................................        $ 83,892,855         $ 13,185,638        $ 12,528,072         $  7,248,768
                                                         ============         ============        ============         ============

NET ASSETS CONSIST OF:
Paid-in capital .................................        $ 68,173,343         $  8,072,895        $ 11,535,085         $  9,693,625
Undistributed net investment income .............                  --                   --                  --                1,730
Accumulated net realized gains (losses) from
  security transactions .........................            (595,374)             756,432          (2,364,502)          (3,712,677)
Net unrealized appreciation on investments ......          16,314,886            4,356,311           3,357,489            1,266,090
                                                         ------------         ------------        ------------         ------------
NET ASSETS ......................................        $ 83,892,855         $ 13,185,638        $ 12,528,072         $  7,248,768
                                                         ============         ============        ============         ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) .................................           5,489,526              706,459           1,136,717              984,319
                                                         ============         ============        ============         ============
Net asset value, offering price and redemption
  price per share ...............................        $      15.28         $      18.66        $      11.02         $       7.36
                                                         ============         ============        ============         ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004
================================================================================

                                                              THE GOLDEN          THE JAMES          THE JAMES          THE JAMES
                                                                RAINBOW           SMALL CAP        MARKET NEUTRAL    LARGE CAP PLUS
                                                                  FUND               FUND              FUND               FUND
====================================================================================================================================
INVESTMENT INCOME
  Dividends (Net of withholding taxes of
     $1,311, $551, $95, $370) .........................        $   533,639        $   174,870        $    37,046         $   108,642
  Interest ............................................          1,801,912              1,697             84,206                 639
                                                               -----------        -----------        -----------         -----------
          TOTAL INVESTMENT INCOME .....................          2,335,551            176,567            121,252             109,281
                                                               -----------        -----------        -----------         -----------

EXPENSES
  Management fees .....................................            566,408            135,050            171,027              70,939
  12b-1 distribution and service fees - Class A .......            188,276             28,439             26,202              15,314
  Dividend expense on securities sold short ...........                 --                 --             66,532                  --
  Administration fees .................................             56,629                 --                 --                  --
  Professional fees ...................................             39,974                 --                 --                  --
  Accounting services fees ............................             30,000                 --                 --                  --
  Transfer agent fees .................................             26,323                 --                 --                  --
  Trustees' fees ......................................              4,084              7,148              7,147               7,138
  Custodian fees and expenses .........................             19,957                 --                 --                  --
  Postage and supplies ................................             18,847                 --                 --                  --
  Shareholder report printing and mailing .............             14,968                 --                 --                  --
  Other expenses ......................................             14,162                 --                 --                  --
                                                               -----------        -----------        -----------         -----------
Total expenses ........................................            979,628            170,637            270,908              93,391
                                                               -----------        -----------        -----------         -----------

       NET INVESTMENT INCOME (LOSS) ...................          1,355,923              5,930           (149,656)             15,890
                                                               -----------        -----------        -----------         -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
  Net realized gains from security
     transactions .....................................          2,431,503          1,312,222            395,098              34,190
  Net realized losses on closed short
     positions ........................................                 --                 --         (1,927,042)                 --
  Net change in unrealized appreciation/depreciation
     on investments ...................................          5,616,025          2,281,240          2,726,352           1,045,488
                                                               -----------        -----------        -----------         -----------

NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS .....................................          8,047,528          3,593,462          1,194,408           1,079,678
                                                               -----------        -----------        -----------         -----------

NET INCREASE IN NET ASSETS ............................        $ 9,403,451        $ 3,599,392        $ 1,044,752         $ 1,095,568
                                                               ===========        ===========        ===========         ===========

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                 YEAR                    YEAR
                                                                                                 ENDED                   ENDED
                                                                                                JUNE 30,                JUNE 30,
                                                                                                  2004                    2003
====================================================================================================================================
FROM OPERATIONS
  Net investment income ..........................................................            $  1,355,923             $  1,316,891
  Net realized gains (losses) on investments .....................................               2,431,503               (2,920,426)
  Net change in unrealized appreciation/depreciation on investments ..............               5,616,025                4,537,781
                                                                                              ------------             ------------
Net increase in net assets from operations .......................................               9,403,451                2,934,246
                                                                                              ------------             ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ...........................................              (1,355,926)              (1,318,738)
  Distributions from net realized gains ..........................................                  (2,860)              (1,688,540)
                                                                                              ------------             ------------
Decrease in net assets from distributions to shareholders ........................              (1,358,786)              (3,007,278)
                                                                                              ------------             ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................................................              12,039,589                8,479,683
  Net asset value of shares issued in reinvestment of distributions to
    shareholders .................................................................               1,316,516                2,905,464
  Payments for shares redeemed ...................................................              (6,677,222)              (7,598,504)
                                                                                              ------------             ------------
Net increase in net assets from capital share transactions .......................               6,678,883                3,786,643
                                                                                              ------------             ------------

TOTAL INCREASE IN NET ASSETS .....................................................              14,723,548                3,713,611

NET ASSETS
  Beginning of year ..............................................................              69,169,307               65,455,696
                                                                                              ------------             ------------
  End of year ....................................................................            $ 83,892,855             $ 69,169,307
                                                                                              ============             ============

UNDISTRIBUTED NET INVESTMENT INCOME ..............................................            $         --             $          3
                                                                                              ============             ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ....................................................................                 814,579                  653,294
  Shares issued in reinvestment of distributions to shareholders .................                  88,282                  224,183
  Shares redeemed ................................................................                (455,525)                (579,564)
                                                                                              ------------             ------------
  Net increase in shares outstanding .............................................                 447,336                  297,913
  Shares outstanding, beginning of year ..........................................               5,042,190                4,744,277
                                                                                              ------------             ------------
  Shares outstanding, end of year ................................................               5,489,526                5,042,190
                                                                                              ============             ============

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                YEAR                      YEAR
                                                                                                ENDED                     ENDED
                                                                                               JUNE 30,                  JUNE 30,
                                                                                                2004                      2003
====================================================================================================================================
FROM OPERATIONS
  Net investment income ..........................................................            $      5,930             $     68,706
  Net realized gains (losses) on investments .....................................               1,312,222                  (25,738)
  Net change in unrealized appreciation/depreciation on investments ..............               2,281,240                  931,501
                                                                                              ------------             ------------
Net increase in net assets from operations .......................................               3,599,392                  974,469
                                                                                              ------------             ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ...........................................                  (5,930)                 (68,743)
  Distributions from net realized gains ..........................................                 (35,827)                      --
                                                                                              ------------             ------------
Decrease in net assets from distributions to shareholders ........................                 (41,757)                 (68,743)
                                                                                              ------------             ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................................................               4,024,974                2,006,620
  Net asset value of shares issued in reinvestment of distributions to
    shareholders .................................................................                  39,152                   63,922
  Payments for shares redeemed (A) ...............................................              (3,634,802)              (1,659,716)
                                                                                              ------------             ------------
Net increase in net assets from capital share transactions .......................                 429,324                  410,826
                                                                                              ------------             ------------

TOTAL INCREASE IN NET ASSETS .....................................................               3,986,959                1,316,552

NET ASSETS
  Beginning of year ..............................................................               9,198,679                7,882,127
                                                                                              ------------             ------------
  End of year ....................................................................            $ 13,185,638             $  9,198,679
                                                                                              ============             ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ....................................................................                 233,627                  182,251
  Shares issued in reinvestment of distributions to shareholders .................                   2,470                    5,700
  Shares redeemed ................................................................                (214,778)                (155,571)
                                                                                              ------------             ------------
  Net increase in shares outstanding .............................................                  21,319                   32,380
  Shares outstanding, beginning of year ..........................................                 685,140                  652,760
                                                                                              ------------             ------------
  Shares outstanding, end of year ................................................                 706,459                  685,140
                                                                                              ============             ============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held 180 days or less. For the year ended June 30, 2004, these fees were $12,181 for the Fund and zero for 2003.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                  YEAR                   YEAR
                                                                                                  ENDED                  ENDED
                                                                                                 JUNE 30,               JUNE 30,
                                                                                                  2004                    2003
====================================================================================================================================
FROM OPERATIONS
  Net investment loss ............................................................            $   (149,656)            $    (88,589)
  Net realized gains (losses) from:
     Security transactions .......................................................                 395,098                 (717,104)
     Closed short positions ......................................................              (1,927,042)                 201,693
  Net change in unrealized appreciation/depreciation on investments ..............               2,726,352                 (206,204)
                                                                                              ------------             ------------
Net increase (decrease) in net assets from operations ............................               1,044,752                 (810,204)
                                                                                              ------------             ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................................................               3,349,412                4,546,230
  Payments for shares redeemed (A) ...............................................              (1,084,887)              (3,193,658)
                                                                                              ------------             ------------
Net increase in net assets from capital share transactions .......................               2,264,525                1,352,572
                                                                                              ------------             ------------

TOTAL INCREASE IN NET ASSETS .....................................................               3,309,277                  542,368

NET ASSETS
  Beginning of year ..............................................................               9,218,795                8,676,427
                                                                                              ------------             ------------
  End of year ....................................................................            $ 12,528,072             $  9,218,795
                                                                                              ============             ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ....................................................................                 317,126                  428,221
  Shares redeemed ................................................................                (105,079)                (307,370)
                                                                                              ------------             ------------
  Net increase in shares outstanding .............................................                 212,047                  120,851
  Shares outstanding, beginning of year ..........................................                 924,670                  803,819
                                                                                              ------------             ------------
  Shares outstanding, end of year ................................................               1,136,717                  924,670
                                                                                              ============             ============

(A) The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 180 days or less. For the year ended June 30, 2004, these fees were $197 for the Fund.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                   YEAR                    YEAR
                                                                                                   ENDED                  ENDED
                                                                                                  JUNE 30,               JUNE 30,
                                                                                                   2004                    2003
====================================================================================================================================
FROM OPERATIONS
  Net investment income ............................................................            $    15,890             $    27,725
  Net realized gains (losses) on investments .......................................                 34,190                (342,249)
  Net change in unrealized appreciation/depreciation on investments ................              1,045,488                  95,974
                                                                                                -----------             -----------
Net increase (decrease) in net assets from operations ..............................              1,095,568                (218,550)
                                                                                                -----------             -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income .............................................                (14,163)                (27,940)
                                                                                                -----------             -----------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold ........................................................              1,491,283               3,279,263
  Net asset value of shares issued in reinvestment of distributions to
    shareholders ...................................................................                 13,379                  26,209
  Payments for shares redeemed (A) .................................................               (716,744)             (1,467,853)
                                                                                                -----------             -----------
Net increase in net assets from capital share transactions .........................                787,918               1,837,619
                                                                                                -----------             -----------

TOTAL INCREASE IN NET ASSETS .......................................................              1,869,323               1,591,129

NET ASSETS
  Beginning of year ................................................................              5,379,445               3,788,316
                                                                                                -----------             -----------
  End of year ......................................................................            $ 7,248,768             $ 5,379,445
                                                                                                ===========             ===========

UNDISTRIBUTED NET INVESTMENT INCOME ................................................            $     1,730             $         3
                                                                                                ===========             ===========

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ......................................................................                216,097                 557,216
  Shares issued in reinvestment of distributions to shareholders ...................                  2,003                   4,490
  Shares redeemed ..................................................................               (104,806)               (262,786)
                                                                                                -----------             -----------
  Net increase in shares outstanding ...............................................                113,294                 298,920
  Shares outstanding, beginning of year ............................................                871,025                 572,105
                                                                                                -----------             -----------
  Shares outstanding, end of year ..................................................                984,319                 871,025
                                                                                                ===========             ===========

(A) The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 180 days or less. For the year ended June 30, 2004, these fees were $229 for the Fund.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
====================================================================================================================================
                                                                                  YEAR ENDED JUNE 30,
                                                   ---------------------------------------------------------------------------------
                                                      2004              2003              2002            2001             2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........     $    13.72         $    13.80       $    14.34       $    16.54       $    17.28
                                                   ----------         ----------       ----------       ----------       ----------
Income (loss) from investment operations:
  Net investment income ......................           0.26               0.27             0.40             0.40             0.50
  Net realized and unrealized
    gains (losses) on investments ............           1.56               0.28             0.33            (0.08)            0.31
                                                   ----------         ----------       ----------       ----------       ----------
Total from investment operations .............           1.82               0.55             0.73             0.32             0.81
                                                   ----------         ----------       ----------       ----------       ----------
Less distributions:
  From net investment income .................          (0.26)             (0.27)           (0.40)           (0.40)           (0.50)
  From net realized gains on investments .....           0.00(A)           (0.36)           (0.87)           (2.12)           (1.05)
                                                   ----------         ----------       ----------       ----------       ----------
Total distributions ..........................          (0.26)             (0.63)           (1.27)           (2.52)           (1.55)
                                                   ----------         ----------       ----------       ----------       ----------

Net asset value at end of year ...............     $    15.28         $    13.72       $    13.80       $    14.34       $    16.54
                                                   ==========         ==========       ==========       ==========       ==========

Total return .................................          13.32%              4.34%            5.37%            2.33%            4.98%
                                                   ==========         ==========       ==========       ==========       ==========

Net assets at end of year (000's) ............     $   83,893         $   69,169       $   65,456       $   65,902       $   82,754
                                                   ==========         ==========       ==========       ==========       ==========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets:
  Before expense reimbursements and waived fees          1.28%              1.32%            1.24%            1.25%            1.22%
  After expense reimbursements and waived fees           1.28%              1.32%            1.24%            1.25%            1.07%

Ratio of net investment income to average net
  assets .....................................           1.77%              2.08%            2.84%            2.61%            2.86%

Portfolio turnover rate ......................             29%                61%              54%              57%              82%

(A)   Per share amount rounds to less than $0.005.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
====================================================================================================================================
                                                                                  YEAR ENDED JUNE 30,
                                                   ---------------------------------------------------------------------------------
                                                         2004            2003             2002              2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ............     $    13.43       $   12.08       $   11.03         $   10.61       $   11.87
                                                      ----------       ---------       ---------         ---------       ---------
Income (loss) from investment operations:
  Net investment income (loss) ..................           0.01            0.10            0.00(A)          (0.04)          (0.05)
  Net realized and unrealized gains (losses) on
    investments .................................           5.26            1.35            1.06              0.46           (1.21)
                                                      ----------       ---------       ---------         ---------       ---------
Total from investment operations ................           5.27            1.45            1.06              0.42           (1.26)
                                                      ----------       ---------       ---------         ---------       ---------
Less distributions:
  From net investment income ....................          (0.01)          (0.10)          (0.01)               --              --
  From net realized gains on investments ........          (0.05)             --              --                --              --
                                                      ----------       ---------       ---------         ---------       ---------
Total distributions .............................          (0.06)          (0.10)          (0.01)               --              --
                                                      ----------       ---------       ---------         ---------       ---------

Paid-in capital from redemption fees ............           0.02              --              --                --              --
                                                      ----------       ---------       ---------         ---------       ---------

Net asset value at end of year ..................     $    18.66       $   13.43       $   12.08         $   11.03       $   10.61
                                                      ==========       =========       =========         =========       =========

Total return ....................................          39.47%          12.20%           9.65%             3.96%         (10.61%)
                                                      ==========       =========       =========         =========       =========

Net assets at end of year (000's) ...............     $   13,186       $   9,199       $   7,882         $   7,066       $   5,251
                                                      ==========       =========       =========         =========       =========
RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets .....           1.50%           1.50%           1.48%             1.50%           1.50%

Ratio of net investment income (loss) to average
  net assets ....................................           0.05%           0.90%           0.02%            (0.45%)         (0.48%)

Portfolio turnover rate .........................             45%             52%             78%               75%            101%

(A)   Amount rounds to less than $0.005.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
====================================================================================================================================
                                                                                  YEAR ENDED JUNE 30,
                                                   ---------------------------------------------------------------------------------
                                                         2004            2003             2002              2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ..............     $     9.97       $   10.79       $   10.12       $    9.71       $    9.30
                                                        ----------       ---------       ---------       ---------       ---------
Income (loss) from investment operations:
  Net investment income (loss) ....................          (0.13)          (0.10)           0.02            0.24            0.23
  Net realized and unrealized gains (losses) on
    investments ...................................           1.18           (0.72)           0.69            0.41            0.41
                                                        ----------       ---------       ---------       ---------       ---------
Total from investment operations ..................           1.05           (0.82)           0.71            0.65            0.64
                                                        ----------       ---------       ---------       ---------       ---------
Less distributions:
  From net investment income ......................             --              --           (0.04)          (0.24)          (0.23)
                                                        ----------       ---------       ---------       ---------       ---------
Paid-in capital from redemption fees ..............             --(A)           --              --              --              --
                                                        ----------       ---------       ---------       ---------       ---------

Net asset value at end of year ....................     $    11.02       $    9.97       $   10.79       $   10.12       $    9.71
                                                        ==========       =========       =========       =========       =========

Total return ......................................          10.53%          (7.60%)          7.06%           6.76%           7.02%
                                                        ==========       =========       =========       =========       =========

Net assets at end of year (000's) .................     $   12,528       $   9,219       $   8,676       $   9,651       $   6,684
                                                        ==========       =========       =========       =========       =========
RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets,
  excluding dividends on securities sold short ....           1.95%           1.95%           1.95%           1.95%           1.95%
Ratio of dividend expense on securities sold
  short ...........................................           0.64%           0.53%           0.28%           0.25%           0.53%
                                                        ----------       ---------       ---------       ---------       ---------
Ratio of net expenses to average net assets .......           2.59%           2.48%           2.23%           2.20%           2.48%
                                                        ----------       ---------       ---------       ---------       ---------
Ratio of net investment income (loss) to average
  net assets ......................................          (1.43%)         (0.98%)          0.25%           2.47%           2.47%

Portfolio turnover rate ...........................             13%             86%            154%            104%             90%

(A)   Amount rounds to less than $0.005.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================================================
                                                        Year            Year            Year            Year          Period
                                                       Ended           Ended           Ended           Ended           Ended
                                                      June 30,        June 30,        June 30,        June 30,        June 30,
                                                        2004            2003             2002           2001            2000(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........     $    6.18       $    6.62       $    7.65       $   13.65       $   10.00
                                                      ---------       ---------       ---------       ---------       ---------
Income (loss) from investment operations:
  Net investment income (loss) ..................          0.02            0.03            0.01           (0.07)          (0.06)
  Net realized and unrealized gains (losses) on
    investments .................................          1.18            (.44)          (1.03)          (5.93)           3.71
                                                      ---------       ---------       ---------       ---------       ---------
Total from investment operations ................          1.20            (.41)          (1.02)          (6.00)           3.65
                                                      ---------       ---------       ---------       ---------       ---------
Less distributions:
  From net investment income ....................         (0.02)          (0.03)          (0.01)             --              --
                                                      ---------       ---------       ---------       ---------       ---------

Paid-in capital from redemption fees ............            --(B)           --              --              --              --
                                                      ---------       ---------       ---------       ---------       ---------

Net asset value at end of period ................     $    7.36       $    6.18       $    6.62       $    7.65       $   13.65
                                                      =========       =========       =========       =========       =========

Total return ....................................         19.38%          (6.14%)        (13.29%)        (43.96%)         36.50%(C)
                                                      =========       =========       =========       =========       =========

Net assets at end of period (000's) .............     $   7,249       $   5,379       $   3,788       $   4,504       $   6,279
                                                      =========       =========       =========       =========       =========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets .....          1.50%           1.50%           1.50%           1.50%           1.49%(D)

Ratio of net investment income (loss) to average
  net assets ....................................          0.25%           0.56%           0.20%          (0.67%)         (0.99)%(D)

Portfolio turnover rate .........................            70%             65%             87%            131%             95%(D)

(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.

(B)   Amount rounds to less than $0.005.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
================================================================================
 SHARES      COMMON STOCKS -- 50.1%                                     VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS -- 3.4%
     30,000  Barrick Gold Corporation ............................ $    592,500
     35,650  Methanex Corporation ................................      471,329
     42,000  Newmont Mining Corporation ..........................    1,627,920
     10,000  RPM International, Inc ..............................      152,000
                                                                   ------------
                                                                      2,843,749
                                                                   ------------
             CONSUMER, CYCLICAL -- 6.7%
      9,000  AnnTaylor Stores Corporation* .......................      260,820
     16,000  AutoNation, Inc.* ...................................      273,600
      8,000  Barnes & Noble, Inc.* ...............................      271,840
     20,000  CBRL Group, Inc .....................................      617,000
     21,000  Central Garden & Pet Company* .......................      751,170
      9,000  General Motors Corporation ..........................      419,310
     30,000  Hartmarx Corporation* ...............................      189,000
     34,500  Jarden Corporation* .................................    1,241,655
      4,500  The Black & Decker Corporation ......................      279,585
      8,000  The Pantry, Inc.* ...................................      174,400
     16,000  The Toro Company ....................................    1,121,120
                                                                   ------------
                                                                      5,599,500
                                                                   ------------
             CONSUMER, NON-CYCLICAL -- 13.1%
      6,000  Aetna, Inc ..........................................      510,000
     60,000  Coventry Health Care, Inc.* .........................    2,933,999
     27,000  DaVita, Inc.* .......................................      832,410
     10,000  Dynamex, Inc.* ......................................      139,100
     50,000  Flanders Corporation* ...............................      413,500
     11,500  John B. Sanfilippo & Son, Inc.* .....................      307,280
     36,000  Mine Safety Appliances Company ......................    1,213,200
     15,000  Par Pharmaceutical Cos, Inc.* .......................      528,150
     37,234  PolyMedica Corporation ..............................    1,155,743
     12,000  Res-Care, Inc.* .....................................      152,400
     18,000  Sanderson Farms, Inc ................................      965,160
     12,000  Sierra Health Services, Inc.* .......................      536,400
     35,300  Supervalu, Inc ......................................    1,080,533
     15,000  TRM Corporation* ....................................      217,350
                                                                   ------------
                                                                     10,985,225
                                                                   ------------
             ENERGY -- 6.5%
     18,500  Alliance Resource Partners, L.P .....................      862,840
     11,000  Amerada Hess Corporation ............................      871,090
     21,800  Apache Corporation ..................................      949,390
      6,470  ChevronTexaco Corporation ...........................      608,892
     15,000  Devon Energy Corporation ............................      990,000
     15,000  EOG Resources, Inc ..................................      895,650
      5,000  Kerr-McGee Corporation ..............................      268,850
                                                                   ------------
                                                                      5,446,712
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
SHARES       COMMON STOCKS -- 50.1% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             FINANCIAL -- 5.7%
      4,000  Bank of America Corporation ......................... $    338,480
      8,500  Bear Stearns Companies, Inc .........................      716,635
      5,000  Health Care REIT, Inc ...............................      162,500
     28,500  RenaissanceRe Holdings, Ltd .........................    1,537,575
     37,500  Rent-A-Center, Inc.* ................................    1,122,375
     19,000  Stewart Information Services Corporation ............      641,630
      7,000  W.R. Berkley Corporation ............................      300,650
                                                                   ------------
                                                                      4,819,845
                                                                   ------------
             INDUSTRIAL -- 5.2%
      8,000  Ball Corporation ....................................      576,400
     20,000  BorgWarner, Inc .....................................      875,400
     15,000  Briggs & Stratton Corporation .......................    1,325,250
     10,000  Deere & Company .....................................      701,400
      7,000  Lennox International, Inc ...........................      126,700
      5,500  Middleby Corporation ................................      300,410
      9,000  Precision Castparts Corporation .....................      492,210
                                                                   ------------
                                                                      4,397,770
                                                                   ------------
             TECHNOLOGY -- 2.6%
     30,000  Catalyst Semiconductor, Inc.* .......................      203,970
      5,000  Hutchinson Technology, Inc.* ........................      122,950
     21,000  Komag, Inc.* ........................................      293,370
     15,000  Moog, Inc. - Class A* ...............................      556,650
     11,000  Nextel Communications - Class A* ....................      293,260
     13,000  Seagate Technology* .................................      187,590
     13,000  THQ, Inc.* ..........................................      297,700
     10,000  WESCO International, Inc.* ..........................      184,000
                                                                   ------------
                                                                      2,139,490
                                                                   ------------
             UTILITIES -- 5.5%
     30,000  CenterPoint Energy, Inc .............................      345,000
     53,000  Edison International ................................    1,355,210
     35,400  Energen Corporation .................................    1,698,846
     21,000  NiSource, Inc .......................................      433,020
     17,000  TALK America Holdings, Inc.* ........................      130,390
     16,500  TXU Corporation .....................................      668,415
                                                                   ------------
                                                                      4,630,881
                                                                   ------------
             INTERNATIONAL EQUITY FUNDS -- 1.4%
     12,000  Chile Fund, Inc .....................................      145,200
     10,000  Greater China Fund, Inc .............................      141,200
     20,000  iShares MSCI Australia Index Fund ...................      268,400
     24,000  iShares MSCI Japan Index Fund .......................      254,880
     20,000  iShares MSCI Malaysia Index Fund ....................      129,000
      8,000  iShares MSCI Spain Index Fund .......................      225,920
                                                                   ------------
                                                                      1,164,600
                                                                   ------------

             TOTAL COMMON STOCKS ................................. $ 42,027,772
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   U.S. GOVERNMENT & AGENCY BONDS -- 44.5%                    VALUE
--------------------------------------------------------------------------------
$ 7,500,000  U.S. Treasury Notes, 3.500%, 11/15/06 ............... $  7,596,975
  6,000,000  U.S. Treasury Notes, 6.250%, 2/15/07 ................    6,483,750
  3,000,000  U.S. Treasury Notes, 6.625%, 5/15/07 ................    3,284,883
  2,500,000  U.S. Treasury Notes, 3.250%, 8/15/07 ................    2,502,245
  4,000,000  U.S. Treasury Notes, 6.000%, 8/15/09 ................    4,395,468
  1,000,000  U.S. Treasury Bonds, 10.000%, 5/15/10 ...............    1,067,422
  2,500,000  U.S. Treasury Bonds, 5.000%, 2/15/11 ................    2,616,798
  2,000,000  U.S. Treasury Bonds, 4.875%, 2/15/12 ................    2,065,624
  1,000,000  U.S. Treasury Bonds, 3.875%, 2/15/13 ................      955,977
  4,200,000  U.S. Treasury Bonds, 5.375%, 2/15/31 ................    4,235,931
  2,000,000  Federal Farm Credit Bank, 5.950%, 3/16/09 ...........    2,149,784
                                                                   ------------
             TOTAL U.S. GOVERNMENT & AGENCY BONDS ................ $ 37,354,857
                                                                   ------------

================================================================================
 PAR VALUE   CORPORATE BONDS -- 2.9%                                    VALUE
--------------------------------------------------------------------------------
$   500,000  Anheuser-Busch Companies, Inc., 6.000%, 4/15/11 ..... $    535,753
    500,000  Barrick Gold Finance, Inc., 7.500%, 5/1/07 ..........      549,824
    500,000  General Electric Capital Corporation,
             7.875%, 12/1/06 .....................................      553,907
    250,000  National Fuel Gas Company, 6.820%, 8/1/04 ...........      251,093
    500,000  Tennessee Valley Authority, 5.625%, 1/18/11 .........      526,353
                                                                   ------------
             TOTAL CORPORATE BONDS ............................... $  2,416,930
                                                                   ------------

================================================================================
    SHARES   SHORT TERM INVESTMENTS -- 2.0%                             VALUE
--------------------------------------------------------------------------------
  1,647,397  First American Treasury Obligations Fund ............ $  1,647,397
                                                                   ------------

             TOTAL INVESTMENT SECURITIES -- 99.5%
             (Amortized Cost $67,132,070) ........................ $ 83,446,956
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5% .......      445,899
                                                                   ------------

             NET ASSETS -- 100.0% ................................ $ 83,892,855
                                                                   ============

*     Non-income producing security.

See accompanying notes to financial statements

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
================================================================================
  SHARES     COMMON STOCKS -- 95.7%                                     VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS -- 4.6%
      3,800  Bandag, Inc ......................................... $    169,214
        910  Octel Corporation ...................................       23,960
     12,300  Schnitzer Steel Industries, Inc. - Class A ..........      417,708
                                                                   ------------
                                                                        610,882
                                                                   ------------
             CONSUMER, CYCLICAL -- 31.4%
      9,300  Aaron Rents, Inc ....................................      308,202
      3,275  Banta Corporation ...................................      145,443
      3,450  Books-A-Million, Inc.* ..............................       20,390
      7,600  Brown Shoe Company, Inc .............................      311,068
      5,630  Central Garden & Pet Company* .......................      201,385
      4,550  Chromcraft Revington, Inc.* .........................       58,013
      8,900  Corrections Corporation of America* .................      351,461
     10,500  Decoma International, Inc ...........................      100,485
      1,180  Department 56, Inc.* ................................       18,172
     12,500  Handelman Company ...................................      289,500
      2,650  J. Alexander's Corporation* .........................       21,200
      1,500  Johnson Outdoors, Inc. - Class A* ...................       29,175
     10,130  Landry's Restaurants, Inc ...........................      302,786
     36,600  Mesa Air Group, Inc.* ...............................      296,094
     12,950  Nash Finch Company ..................................      324,139
      1,680  Nutraceutical International Corporation* ............       35,801
      1,390  Orleans Homebuilders, Inc.* .........................       26,785
      1,890  Perini Corporation* .................................       20,166
      6,700  Sharper Image Corporation* ..........................      210,313
      3,680  The Ryland Group, Inc ...............................      287,776
     11,130  The Toro Company ....................................      779,879
                                                                   ------------
                                                                      4,138,233
                                                                   ------------
             CONSUMER, NON-CYCLICAL -- 15.6%
        780  American Medical Security Group, Inc.* ..............       21,255
      2,500  CCA Industries, Inc .................................       21,075
      2,150  Dynamex, Inc.* ......................................       29,907
     16,920  Helen of Troy Ltd.* .................................      623,840
      1,070  John B. Sanfilippo & Son, Inc.* .....................       28,590
     19,237  Sanderson Farms, Inc ................................    1,031,488
     15,915  Sola International, Inc.* ...........................      274,215
      2,050  TRM Corporation* ....................................       29,705
                                                                   ------------
                                                                      2,060,075
                                                                   ------------
             ENERGY -- 8.1%
      1,800  Adams Resources & Energy, Inc .......................       26,712
      5,100  Giant Industries, Inc.* .............................      112,200
     31,236  Patina Oil & Gas Corporation ........................      933,019
                                                                   ------------
                                                                      1,071,931
                                                                   ------------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 95.7% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             FINANCIAL -- 11.4%
      1,170  ACE Cash Express, Inc.* ............................. $     30,057
      3,780  Capital Title Group, Inc ............................       16,292
     39,450  Ceres Group, Inc.* ..................................      242,223
      7,600  Delta Financial Corporation .........................       60,420
        980  Donegal Group, Inc. - Class A .......................       19,639
     24,710  Flagstar Bancorp, Inc ...............................      491,236
     12,670  FPIC Insurance Group, Inc.* .........................      312,822
     11,420  Irwin Financial Corporation .........................      301,488
      1,280  World Acceptance Corporation* .......................       23,462
                                                                   ------------
                                                                      1,497,639
                                                                   ------------
             INDUSTRIAL -- 8.9%
      5,100  Briggs & Stratton Corporation .......................      450,584
     16,825  Lennox International, Inc ...........................      304,533
      1,000  Middleby Corporation ................................       54,620
     29,000  OMI Corporation .....................................      345,100
        820  Rofin-Sinar Technologies, Inc.* .....................       20,820
                                                                   ------------
                                                                      1,175,657
                                                                   ------------
             TECHNOLOGY -- 12.7%
      3,800  Catalyst Semiconductor, Inc.* .......................       25,836
      5,700  Comtech Telecommunications Corporation* .............      128,592
      1,210  ePlus, Inc.* ........................................       12,887
      6,900  Hutchinson Technology, Inc.* ........................      169,671
     41,800  Imergent, Inc.* .....................................      291,764
      5,000  John H. Harland Company .............................      146,750
      4,400  Key Technology, Inc.* ...............................       56,320
     11,900  MTS Systems Corporation .............................      279,055
      3,200  Optibase Ltd.* ......................................       18,272
      2,800  Schick Technologies, Inc.* ..........................       37,660
      8,195  United Industrial Corporation .......................      191,353
     17,500  WESCO International, Inc.* ..........................      322,000
                                                                   ------------
                                                                      1,680,160
                                                                   ------------
             UTILITIES -- 3.0%
      9,800  Golden Telecom, Inc .................................      275,772
     14,700  TALK America Holdings, Inc.* ........................      112,749
                                                                   ------------
                                                                        388,521
                                                                   ------------

             TOTAL COMMON STOCKS ................................. $ 12,623,098
                                                                   ------------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     SHORT TERM INVESTMENTS -- 3.9%                             VALUE
-------------------------------------------------------------------------------
    514,966  First American Treasury Obligations Fund ............ $    514,966
                                                                   ------------

             TOTAL INVESTMENT SECURITIES -- 99.6%
             (Cost $8,781,753) ................................... $ 13,138,064

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4% .......       47,574
                                                                   ------------

             NET ASSETS -- 100.0% ................................ $ 13,185,638
                                                                   ============

*     Non-income producing security.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
================================================================================
  SHARES     COMMON STOCKS -- 65.0%                                     VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS -- 7.1%
     10,500  Methanex Corporation ................................ $    138,821
      4,000  Quanex Corporation ..................................      194,800
     16,500  Schnitzer Steel Industries, Inc. - Class A ..........      560,340
                                                                   ------------
                                                                        893,961
                                                                   ------------
             CONSUMER, CYCLICAL -- 12.8%
      3,200  AnnTaylor Stores Corporation* .......................       92,736
      3,000  AutoZone, Inc.* .....................................      240,300
      6,300  Banta Corporation ...................................      279,783
      4,900  CBRL Group, Inc .....................................      151,165
     10,000  Central Garden & Pet Company* .......................      357,700
     13,500  Jarden Corporation* .................................      485,865
                                                                   ------------
                                                                      1,607,549
                                                                   ------------
             CONSUMER, NON-CYCLICAL -- 15.6%
      6,150  Bradley Pharmaceuticals, Inc.* ......................      171,585
      3,200  Coca-Cola Enterprises, Inc ..........................       92,768
      7,000  Fresh Del Monte Produce, Inc ........................      176,890
     14,000  Helen of Troy Ltd.* .................................      516,180
     13,000  Humana, Inc.* .......................................      219,700
     17,400  Sierra Health Services, Inc.* .......................      777,779
                                                                   ------------
                                                                      1,954,902
                                                                   ------------
             ENERGY -- 5.4%
      7,896  Apache Corporation ..................................      343,871
      5,000  Devon Energy Corporation ............................      330,000
                                                                   ------------
                                                                        673,871
                                                                   ------------
             FINANCIAL -- 8.6%
        100  Berkshire Hathaway, Inc. - Class B* .................      295,500
      6,530  RenaissanceRe Holdings, Ltd .........................      352,294
     14,250  Rent-A-Center, Inc.* ................................      426,502
                                                                   ------------
                                                                      1,074,296
                                                                   ------------
             INDUSTRIAL -- 1.7%
      3,000  Ball Corporation ....................................      216,150
                                                                   ------------
             TECHNOLOGY -- 10.8%
      7,000  AO VimpelCom - ADR* .................................      675,150
      4,000  Intel Corporation ...................................      110,400
      6,702  Moog, Inc. - Class A* ...............................      248,711
      5,000  MTS Systems Corporation .............................      117,250
     11,000  WESCO International, Inc.* ..........................      202,400
                                                                   ------------
                                                                      1,353,911
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 65.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             UTILITIES -- 3.0%
     10,000  Edison International ................................ $    255,700
      3,000  TXU Corporation .....................................      121,530
                                                                   ------------
                                                                        377,230
                                                                   ------------

             TOTAL COMMON STOCKS ................................. $  8,151,870
                                                                   ------------

================================================================================
 PAR VALUE   U.S. GOVERNMENT & AGENCY BONDS -- 21.1%                    VALUE
--------------------------------------------------------------------------------
$   262,000  Federal Home Loan Bank Discount Note, 10/1/04 ....... $    261,002
     50,000  Federal Home Loan Mortgage Corporation
             Discount Note, 12/14/04 .............................      248,040
    900,000  U.S. Treasury Bills, 9/23/04 ........................      897,289
  1,250,000  U.S. Treasury Bills, 12/23/04 .......................    1,239,817
                                                                   ------------
             TOTAL U.S. GOVERNMENT & AGENCY BONDS ................ $  2,646,148
                                                                   ------------

================================================================================
  SHARES     SHORT TERM INVESTMENTS -- 4.2%                             VALUE
--------------------------------------------------------------------------------
    525,931  First American Treasury Obligations Fund ............ $    525,931
                                                                   ------------

             TOTAL INVESTMENT SECURITIES -- 90.3%
             (Amortized Cost $8,027,965) ......................... $ 11,323,949

             SEGREGATED CASH WITH BROKERS -- 65.8% ...............    8,245,116

             SECURITIES SOLD SHORT -- (56.0%) (Proceeds
             $7,085,802) .........................................   (7,024,297)

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .....      (16,696)
                                                                   ------------

             NET ASSETS -- 100.0% ................................ $ 12,528,072
                                                                   ============

*     Non-income producing security.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2004
================================================================================
  SHARES     COMMON STOCKS -- 56.0%                                     VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS -- 1.2%
     11,000  Glatfelter .......................................... $    154,879
                                                                   ------------
             CONSUMER, CYCLICAL -- 13.8%
      4,015  Comcast Corporation - Special Class A ...............      110,854
      5,400  Cox Radio, Inc. - Class A ...........................       93,852
     10,000  Delta Air Lines, Inc ................................       71,200
      2,600  Entercom Communications Corporation .................       96,980
      5,500  Fairmont Hotels & Resorts, Inc ......................      148,225
      4,200  Gaylord Entertainment Company .......................      131,838
      4,200  Kelly Services, Inc .................................      125,160
      3,150  Kohl's Corporation ..................................      133,182
      5,500  Lin TV Corp. - Class A ..............................      116,600
     12,155  Northwest Airlines Corporation ......................      135,164
     13,000  Pinnacle Systems, Inc ...............................       92,950
      9,000  Sotheby's Holdings, Inc. - Class A ..................      143,640
     16,500  TiVo, Inc ...........................................      116,985
     13,200  ValueVision Media, Inc. - Class A ...................      171,864
     11,200  Wilsons The Leather Experts, Inc ....................       43,568
                                                                   ------------
                                                                      1,732,062
                                                                   ------------
             CONSUMER, NON-CYCLICAL -- 10.0%
      8,000  Adolor Corporation ..................................      101,440
      6,900  Amylin Pharmaceuticals, Inc .........................      157,320
     26,500  Cerus Corporation ...................................       63,600
     14,300  CV Therapeutics .....................................      239,668
      4,850  DeVry, Inc ..........................................      132,987
      1,500  Dreyer's Grand Ice Cream Holdings, Inc ..............      118,635
      7,100  NPS Pharmaceuticals, Inc ............................      149,100
      7,500  Schering-Plough Corporation .........................      138,600
      2,900  Sepracor, Inc .......................................      153,410
                                                                   ------------
                                                                      1,254,760
                                                                   ------------
             ENERGY -- 4.5%
      6,300  Diamond Offshore Drilling ...........................      150,129
      4,800  GlobalSantaFe Corporation ...........................      127,200
     10,000  Pride International, Inc ............................      171,100
      4,800  Rowan Companies, Inc ................................      116,784
                                                                   ------------
                                                                        565,213
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
SHARES       COMMON STOCKS -- 56.1% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             FINANCIAL -- 9.9%
      8,500  Brookline Bancorp, Inc .............................. $    124,695
      6,300  Capitol Federal Financial ...........................      188,370
      7,800  First Niagara Financial Group, Inc ..................       93,600
      5,900  Harleysville Group, Inc .............................      111,215
      8,100  Horace Mann Educators Corporation ...................      141,588
     10,000  LaBranche & Company, Inc ............................       84,200
      5,800  Old National Bancorp ................................      144,014
      3,000  Paychex, Inc ........................................      101,640
      9,800  Sterling Bancshares, Inc ............................      139,062
      1,500  XL Capital Ltd. - Class A ...........................      113,190
                                                                   ------------
                                                                      1,241,574
                                                                   ------------
             INDUSTRIAL -- 8.9%
     12,600  Ballard Power Systems, Inc ..........................      115,920
      3,150  Bowater, Inc ........................................      131,008
      2,200  Chemed Corporation ..................................      106,700
      3,150  EMCOR Group, Inc ....................................      138,537
     14,000  Exelixis, Inc .......................................      141,260
      8,200  Kansas City Southern Industries, Inc ................      127,100
      5,115  Packaging Corporation of America ....................      122,248
      6,600  Smurfit-Stone Container Corporation .................      131,670
      3,000  Tejon Ranch Company .................................      104,401
                                                                   ------------
                                                                      1,118,844
                                                                   ------------
             TECHNOLOGY -- 7.7%
     12,180  Bearingpoint, Inc ...................................      108,037
     10,600  Borland Software Corporation ........................       89,994
      6,300  Cabot Microelectronics Corporation ..................      192,843
     19,800  Exult, Inc ..........................................      106,524
      4,800  Fei Company .........................................      114,768
      8,000  Genesis Microchip, Inc ..............................      110,160
     11,300  iPass Inc ...........................................      119,667
      7,800  Symbol Technologies, Inc ............................      114,972
                                                                   ------------
                                                                        956,965
                                                                   ------------

             TOTAL COMMON STOCKS (Proceeds $7,085,802) ........... $  7,024,297
                                                                   ============

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
================================================================================
 SHARES      COMMON STOCKS -- 97.3%                                    VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS -- 4.3%
      8,100  Monsanto Company .................................... $    311,850
                                                                   ------------
             CONSUMER, CYCLICAL -- 28.8%
      3,375  AnnTaylor Stores Corporation* .......................       97,808
      4,400  Barnes & Noble, Inc.* ...............................      149,512
      9,450  Coca-Cola Enterprises, Inc ..........................      273,955
      4,400  CVS Corporation .....................................      184,888
      9,700  Dave & Buster's, Inc.* ..............................      182,263
      5,510  Johnson Controls, Inc ...............................      294,123
      4,665  Sears, Roebuck & Company ............................      176,150
      2,900  The Black & Decker Corporation ......................      180,177
      7,900  The Gap, Inc ........................................      191,575
      5,500  The Home Depot, Inc .................................      193,600
      7,600  The Pantry, Inc.* ...................................      165,680
                                                                   ------------
                                                                      2,089,731
                                                                   ------------
             CONSUMER, NON-CYCLICAL -- 5.9%
      9,250  Cendant Corporation .................................      226,440
      5,400  Helen of Troy Ltd.* .................................      199,098
                                                                   ------------
                                                                        425,538
                                                                   ------------
             ENERGY -- 13.4%
      6,950  Alliance Resource Partners, L.P .....................      324,148
      3,820  Anadarko Petroleum Corporation ......................      223,852
      4,000  Exxon Mobil Corporation .............................      177,640
      6,515  Marathon Oil Corporation ............................      246,528
                                                                   ------------
                                                                        972,168
                                                                   ------------
             FINANCIAL -- 16.5%
      2,800  Aetna, Inc ..........................................      238,000
      1,900  Bear Stearns Companies, Inc .........................      160,189
      5,150  CIT Group Inc .......................................      197,194
      3,900  JP Morgan Chase & Company ...........................      151,203
      3,100  National City Corporation ...........................      108,531
      4,000  Progressive Corporation .............................      341,200
                                                                   ------------
                                                                      1,196,317
                                                                   ------------
             INDUSTRIAL -- 12.3%
      3,700  Bunge Ltd ...........................................      144,078
      2,600  Eaton Corporation ...................................      168,324
      2,325  Magna International, Inc. - Class A .................      198,020
      2,550  PACCAR, Inc .........................................      147,875
     12,700  WESCO International, Inc.* ..........................      233,680
                                                                   ------------
                                                                        891,977
                                                                   ------------

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS
(CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 97.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             TECHNOLOGY -- 8.6%
      7,950  Hewlett-Packard Company ............................. $    167,745
     11,200  Komag, Inc.* ........................................      156,464
      8,200  Nextel Communications - Class A* ....................      218,612
      3,700  SanDisk Corporation* ................................       80,253
                                                                   ------------
                                                                        623,074
                                                                   ------------
             UTILITIES -- 7.5%
     12,400  CenterPoint Energy, Inc .............................      142,600
      5,600  Edison International ................................      143,192
      8,775  Southern Company ....................................      255,791
                                                                   ------------
                                                                        541,583
                                                                   ------------

             TOTAL COMMON STOCKS ................................. $  7,052,238
                                                                   ------------

================================================================================
  SHARES     SHORT TERM INVESTMENTS -- 2.9%                            VALUE
--------------------------------------------------------------------------------
    207,530  First American Treasury Obligations Fund ............ $    207,530
                                                                   ------------

             TOTAL INVESTMENT SECURITIES -- 100.2%
             (Cost $5,993,678) ................................... $  7,259,768

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) .....      (11,000)
                                                                   ------------

             NET ASSETS -- 100.0% ................................ $  7,248,768
                                                                   ============

*     Non-income producing security.

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
================================================================================

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Golden Rainbow Fund, The James Small Cap Fund, and The James Market Neutral Fund are each a diversified series of The James Advantage Funds (the "Trust"), and The James Large Cap Plus Fund is a non-diversified series of the Trust (individually the "Fund," collectively the "Funds"). The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of
1940 (the "1940 Act"). The Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, The Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Large Cap Plus Fund commenced its public offering of shares on November 1, 1999.

The Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James"), believes are undervalued.

The James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The James Large Cap Plus Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in common stocks of large capitalization companies. The Fund often buys stocks in the S&P 500 Index.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles").

SHARE VALUATION

The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The net asset value is determined as of the close of the NYSE (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value.

REDEMPTION FEES

Effective November 1, 2003, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund each charge a redemption fee of 1.00% of the amount redeemed if the shares sold were held for fewer than 180 days. Redemption fees are paid directly to the Fund.

SECURITIES VALUATION

Each Fund's equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security's value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust ("Board"). The Funds may use pricing services to determine market value for securities.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITIES TRANSACTIONS

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

SHORT SALES AND SEGREGATED CASH

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. When the Fund pays a dividend on a security that it holds short, the Fund records the dividend as an expense.

All short sales are fully  collateralized.  The Fund maintains the collateral in
segregated   accounts   consisting  of  cash  and/or  high-grade  liquid  assets
sufficient to collateralize the market value of its short positions.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FEDERAL INCOME TAXES

The Funds intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

The tax character of distributions paid for the years ended June 30, 2004 and 2003 was as follows:

--------------------------------------------------------------------------------
                                   THE GOLDEN RAINBOW      THE JAMES SMALL CAP
                                         FUND                     FUND
                               -------------------------------------------------
                                  2004         2003         2004         2003
--------------------------------------------------------------------------------
From ordinary income ......... $1,355,926   $1,318,738   $    5,930   $   68,743
From long-term capital gains .      2,860    1,688,540       35,827           --
                               ----------   ----------   ----------   ----------
                               $1,358,786   $3,007,278   $   41,757   $   68,743
                               ==========   ==========   ==========   ==========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               THE JAMES MARKET NEUTRAL    THE JAMES LARGE CAP
                                         FUND                   PLUS FUND
                               -------------------------------------------------
                                  2004         2003         2004         2003
--------------------------------------------------------------------------------
From ordinary income ......... $       --   $       --   $   14,163   $   27,940
From long-term capital gains .         --           --           --           --
                               ----------   ----------   ----------   ----------
                               $       --   $       --   $   14,163   $   27,940
                               ==========   ==========   ==========   ==========
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2004:

----------------------------------------------------------------------------------------------------------
                                           THE                              THE JAMES
                                          GOLDEN          THE JAMES           MARKET          THE JAMES
                                          RAINBOW         SMALL CAP          NEUTRAL          LARGE CAP
                                           FUND             FUND              FUND            PLUS FUND
----------------------------------------------------------------------------------------------------------
Cost of portfolio investments ........ $ 67,132,070      $  8,781,753      $ 15,052,262      $  5,993,678
                                       ============      ============      ============      ============
Gross unrealized appreciation ........   17,184,966         4,820,195         3,951,005         1,401,277
Gross unrealized depreciation ........     (870,080)         (463,884)         (593,516)         (135,187)
                                       ------------      ------------      ------------      ------------
Net unrealized appreciation ..........   16,314,886         4,356,311         3,357,489         1,266,090
Post-October losses ..................           --                --        (1,294,300)               --
Capital loss carryforward ............     (595,374)               --        (1,070,202)       (3,712,677)
Undistributed ordinary income ........           --                --                --             1,730
Undistributed long-term gains ........           --           756,432                --                --
                                       ------------      ------------      ------------      ------------
  Accumulated earnings (deficit) ..... $ 15,719,512      $  5,112,743      $    992,987      $ (2,444,857)
                                       ============      ============      ============      ============
----------------------------------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The capital loss carryforwards as of June 30, 2004 in the table above expire as follows:

--------------------------------------------------------------------------------
                                                    AMOUNT      EXPIRATION DATE
--------------------------------------------------------------------------------
The Golden Rainbow Fund ......................  $      595,374   June 30, 2011
The James Market Neutral Fund ................  $       82,512   June 30, 2008
                                                $      987,690   June 30, 2012
The James Large Cap Plus Fund ................  $      427,706   June 30, 2009
                                                $    2,976,912   June 30, 2010
                                                $      130,880   June 30, 2011
                                                $      177,179   June 30, 2012
--------------------------------------------------------------------------------

The capital  loss  carryforwards  may be utilized in future  years to offset net
realized   capital  gains,  if  any,  prior  to   distributing   such  gains  to
shareholders.

RECLASSIFICATION OF CAPITAL ACCOUNTS

As of June 30, 2004, The James Market Neutral Fund reclassified $149,656 of net operating loss to paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

2. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for The Golden Rainbow Fund for the year ended June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                    PURCHASES         SALES
--------------------------------------------------------------------------------
The Golden Rainbow Fund .......................    $16,652,094      $6,405,922
--------------------------------------------------------------------------------

Purchases and sales (including maturities) of investments in other securities for the year 2004 were as ended June 30, follows:

--------------------------------------------------------------------------------
                                                  PURCHASES          SALES
--------------------------------------------------------------------------------
The Golden Rainbow Fund .......................  $10,300,090      $15,008,866
The James Small Cap Fund ......................    5,131,113        4,925,743
The James Market Neutral Fund .................      899,121        1,554,957
The James Large Cap Plus Fund .................    5,014,398        4,268,060
--------------------------------------------------------------------------------

For the year ended June 30, 2004, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $7,994,594 and $8,137,849, respectively, for The James Market Neutral Fund.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of James or Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares.

INVESTMENT MANAGEMENT AGREEMENT

The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. The Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The James Small Cap Fund and The James Large Cap Plus Fund and 1.70% of The James Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

ADMINISTRATIVE SERVICES AGREEMENT

Under the terms of an Administrative Services Agreement with the Trust, IFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, based on each Fund's respective average daily net assets, subject to a minimum monthly fee for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, subject to a minimum monthly fee for each Fund. In addition, The Golden Rainbow Fund and James pay IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from The Golden Rainbow Fund and from James with respect to each of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund. In addition, IFS is reimbursed by The Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Funds' portfolio securities.

PLAN OF DISTRIBUTION

Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. The annual limitation for payment of such expenses under the Plans of The Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund is 0.25% of the average daily net assets of each respective Fund.

4. DIVIDENDS RECEIVED DEDUCTION

For corporate shareholders the following ordinary dividends paid during the year ended June 30, 2004 qualify for the corporate dividends received deduction:

The Golden Rainbow Fund                                         40%
The James Small Cap Fund                                       100%
The James Large Cap Plus Fund                                  100%

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Trustees and Shareholders of The James Advantage Funds

We have audited the accompanying statements of assets and liabilities of The James Advantage Funds, including The Golden Rainbow Fund, The James Small Cap
Fund, The James Market Neutral Fund, and The James Large Cap Plus Fund (the "Funds"), including the schedules of investments and securities sold short, as of June 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Cincinnati, Ohio
August 24, 2004

THE JAMES ADVANTAGE FUNDS
MANAGEMENT OF THE TRUST (UNAUDITED)
================================================================================

Listed in the charts below is basic information regarding the Trustees and officers of The James Advantage Funds (the "Trust").

INTERESTED TRUSTEES AND OFFICERS:

                                                                                                                Other
                                                                                             Portfolios in      Trusteeships
Name                       Position(s)       Term of Office(1)  Principal                    Fund Complex       Held by Trustee
Address                    Held With         and Length         Occupation(s)                Overseen by        Outside the Fund
Age                        Trust             of Time Served     During Last 5 years          Trustee            Complex
--------------------------------------------------------------------------------------------------------------------------------
BARRY R. JAMES, CFA(2)     President         Since              Executive Vice President,    4                  Director of
1349 Fairground Road       and Trustee       Inception          James Investment                                James Capital
Beavercreek, Ohio                                               Research, Inc.                                  Alliance, a
45385                                                           (1985 to Present)                               registered
Age: 47                                                                                                         investment
                                                                                                                adviser.

THOMAS L. MANGAN(1)        Vice President,   Since              Vice President, James
1349 Fairground Road       Treasurer and     Inception          Investment                   N/A                N/A
Beavercreek, Ohio          Secretary                            Research, Inc. (1994 to
45385                                                           Present)
Age: 54

(1) Each Trustee is elected to serve in accordance with the Articles of Incorporation and Bylaws of the Trust until his or her successor is duly elected and qualified.

(2) Mr. James and Mr. Mangan are each an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because of their relationship with James Investment Research, Inc. James Investment Research, Inc. serves as the investment adviser to the Funds.

DISINTERESTED TRUSTEES:

                                                                                                                Other
                                                                                             Portfolios in      Trusteeships
Name                       Position(s)       Term of Office(1)  Principal                    Fund Complex       Held by Trustee
Address                    Held With         and Length         Occupation(s)                Overseen by        Outside the
Age                        Trust             of Time Served     During Last 5 years          Trustee            Fund Complex
-------------------------------------------------------------------------------------------------------------------------------
ANTHONY P. D'ANGELO,       Trustee           Since              Professor Emeritus,          4                  N/A
D.B.A.                                       Inception          Graduate School of
c/o The James Advantage                                         Logistics and
Funds                                                           Acquisitions Management,
1349 Fairground Road                                            Air Force Institute of
Beavercreek, Ohio 45385                                         Technology, Wright-
Age: 74                                                         Patterson AFB, Ohio (1985
                                                                to Present)

LESLIE L. BRANDON          Trustee           Since              Retired Partner, Ernst &     4                  N/A
c/o The James Advantage                      May 2003           Young LLP, Columbus, Ohio
Funds                                                           (1966 to 2000)
1349 Fairground Road
Beavercreek, Ohio 45385
Age: 61

RICHARD C. RUSSELL         Trustee           Since              Richard C. Russell,          4                  N/A
c/o The James Advantage                      May 2003           Consultant, general
Funds                                                           business consulting (2002
1349 Fairground Road                                            to Present)
Beavercreek, Ohio 45385                                         President, The Danis
Age: 57                                                         Companies, real estate
                                                                development and
                                                                construction (1983 to 2002)

JAMES F. ZID               Trustee           Since Inception    Retired Partner, Ernst &     4                  N/A
c/o The James Advantage                                         Young LLP, Columbus, Ohio
Funds                                                           (1968 to 1993)
1349 Fairground Road
Beavercreek, Ohio 45385
Age: 70


(1) Each Trustee is elected to serve in accordance with the Articles of Incorporation and Bylaws of the Trust until his or her successor is duly elected and qualified.

      The Statement of Additional Information contains additional information about the Trustees and is available without charge upon request by calling 1-800-995-2637.

THE JAMES ADVANTAGE FUNDS
OTHER ITEMS (UNAUDITED)
================================================================================

PROXY VOTING GUIDELINES

James is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that James uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2004 are available without charge upon request by calling toll free 1-800-995-2637. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                               INVESTMENT ADVISER
                         James Investment Research, Inc.
                                   P.O. Box 8
                                Alpha, Ohio 45301
                              info@jamesfunds.com

                                        O

                                    CUSTODIAN
                                    U.S. Bank
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                        O

                                 TRANSFER AGENT
                         Integrated Fund Services, Inc.
                                 P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

                                        O

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                               250 East Fifth St.
                                   Suite 1900
                             Cincinnati, Ohio 45202

                                        O

                                   DISTRIBUTOR
                           IFS Fund Distributors, Inc.
                             221 East Fourth Street
                                    Suite 300
                             Cincinnati, Ohio 45202

                                        O

                                  LEGAL COUNSEL
                                Thompson Hine LLP
                               312 Walnut Street
                                   14th Floor
                             Cincinnati, Ohio 45202

                               www.jamesfunds.com

                                                               FORM IFS-163-0201

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

      (1) Honest and ethical  conduct,  including the ethical handling of actual
or  apparent   conflicts  of  interest   between   personal   and   professional
relationships;

      (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

      (3) Compliance with applicable governmental laws, rules, and regulations;

      (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

      (5) Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) Not applicable.

(f) The registrant's code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant's board of trustees has determined that Les L. Brandon is an audit committee financial expert. Mr. Brandon is independent for purposes of this Item 3.

(b) For purposes of this Item, an "audit committee financial expert" means a person who has the following attributes:

      (1) An understanding of generally accepted accounting principles and financial statements;

      (2) The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

      (3) Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

      (4) An understanding of internal control over financial reporting; and

      (5) An understanding of audit committee functions.

(c) A person shall have acquired such attributes through:

      (1) Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

      (2)  Experience  actively   supervising  a  principal  financial  officer,
principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

      (3) Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

      (4) Other relevant experience.

(d) (1) A person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as a result of being designated or identified as an audit committee financial expert pursuant to this Item.

      (2) The designation or identification of a person as an audit committee financial expert pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

      (3) The designation or identification of a person as an audit committee financial expert pursuant to this Item does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

----------------------------------------------------
      JUNE 30, 2004                  JUNE 30, 2003
----------------------------------------------------
        $42,700                         $41,200
----------------------------------------------------

Such fees represent the aggregate fees billed for the fiscal years ended June 30, 2004 and June 30, 2003 for professional services rendered by Deloitte & Touche LLP for the audit of the registrant's annual financial statements.

(b) Audit-Related Fees

-----------------------------------------------------------
                         REGISTRANT              ADVISER
-----------------------------------------------------------
    JUNE 30, 2004            $0                    $0
-----------------------------------------------------------
    JUNE 30, 2003            $0                    $0
-----------------------------------------------------------

Neither the registrant nor the adviser was billed any fees by Deloitte & Touche LLP for the fiscal years ended June 30, 2004 and June 30, 2003 for assurance and related services that were reasonably related to the performance of the audit of the registrant's financial statement and not otherwise included under "Audit Fees" above.

(c) Tax Fees

-----------------------------------------------------------
                         REGISTRANT              ADVISER
-----------------------------------------------------------
    JUNE 30, 2004          $7,000                  $0
-----------------------------------------------------------
    JUNE 30, 2003          $7,000                  $0
-----------------------------------------------------------

"Tax fees" shown in the table above were for services provided by Deloitte & Touche LLP in relation to the preparation of excise filings and income tax returns for the registrant.

(d) All Other Fees

-----------------------------------------------------------
                         REGISTRANT              ADVISER
-----------------------------------------------------------
    JUNE 30, 2004           $0                     $0
-----------------------------------------------------------
    JUNE 30, 2003           $0                     $0
-----------------------------------------------------------

The registrant was not billed any fees by Deloitte & Touche LLP for products and services provided by Deloitte & Touche LLP, other than the services reported above in items (a) - (c), for the fiscal years ended June 30, 2004 and June 30, 2003.

(e) Pre-Approval Policies and Procedures

      (1) Pursuant to the registrant's Audit Committee Charter ("Charter"), the Audit Committee is directly responsible for the appointment, termination, compensation, and oversight of the work of any registered public accounting firm employed by the registrant. In addition, the Charter provides that the Audit Committee is responsible for reviewing and approving in advance any and all proposals under which the independent auditor would provide "permissible non-audit services" (as defined in the Charter) to the registrant or to the investment adviser to the registrant (not including any sub-adviser whose role is primarily portfolio management and that is sub-contracted or overseen by the investment adviser to the registrant) or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if those permissible non-audit services relate directly to the operations and financial reporting of the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor's independence.

      (2)

-----------------------------------------------------------
                         REGISTRANT              ADVISER
-----------------------------------------------------------
AUDIT RELATED               n/a                    n/a
-----------------------------------------------------------
TAX FEES                   100%                    n/a
-----------------------------------------------------------
OTHER FEES                  n/a                    n/a
-----------------------------------------------------------

(f) Not applicable.

(g) Aggregate non-audit fees billed by registrant's accountant:

-----------------------------------------------------------
                         REGISTRANT              ADVISER
-----------------------------------------------------------
    JUNE 30, 2004           $0                     $0
-----------------------------------------------------------
    JUNE 30, 2003           $0                     $0
-----------------------------------------------------------

(h) The registrant's audit committee of the board of trustees has considered that the provision of non-audit services that were rendered to an entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2004 and June 30, 2003, as identified above, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, are compatible with maintaining Deloitte & Touche LLP's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 7, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics identified in Item 2 of Form N-CSR are filed herewith.

(a)(2) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Advantage Funds
             -------------------------

By (Signature and Title)

/s/ Barry R. James
-------------------------------
Barry R. James
President

Date:  September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
-------------------------------
Barry R. James
President

Date:  September 8, 2004

By (Signature and Title)

/s/ Thomas L. Mangan
-------------------------------
Thomas L. Mangan
Treasurer, Chief Financial Officer

Date:  September 8, 2004


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